Acquisition and sale of businesses and brands and purchase of non-controlling interests - Purchase of shares of non-controlling interests (Details) ₨ in Millions, £ in Millions, $ in Millions		1 Months Ended	2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jul. 28, 2019	Aug. 31, 2019	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2020 GBP (£)	Nov. 06, 2020 GBP (£)	Nov. 06, 2020 USD ($)	Feb. 28, 2020 GBP (£)	Feb. 28, 2020 INR (₨)	Jul. 29, 2019 GBP (£)	Jul. 29, 2019 USD ($)	Jul. 04, 2013
Disclosure of detailed information about business combination [line items]
Consideration paid	£ 162			£ 69	£ 613	£ 162	£ 69
Proportion of ownership interest in subsidiary						100.00%
United Spirits Limited
Disclosure of detailed information about business combination [line items]
Consideration paid										£ 60	₨ 5,495
East African Breweries Limited | Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired				4.00%	30.00%		4.00%
Consideration paid								£ 42	$ 55			£ 2	$ 3
Shareholder loans								£ 16
USL Benefit Trust
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						2.38%
Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		39.20%			47.00%
United Spirits Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired														14.98%
Proportion of ownership interest in subsidiary	55.94%		54.78%	55.94%		55.94%
United Spirits Limited | USL Benefit Trust
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							2.38%